4. Going Concern (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (438,360)	$ (950,099)	$ (1,988,333)	$ (1,905,117)	$ (3,175,543)	$ (2,024,664)
Cash flow from operating activities			(1,725,512)	$ (1,126,531)	(1,697,771)	(1,411,703)
Accumulated deficit	$ (9,167,334)		$ (9,167,334)		$ (7,179,001)	$ (4,003,458)